UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2024

FRANKLIN

S&P 500 INDEX FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the S&P 500® Index.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by Franklin Templeton. The Franklin S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund. Important data provider notices and terms available at www.franklintempletondatasources.com.

II	Franklin S&P 500 Index Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin S&P 500 Index Fund for the six-month reporting period ended March 31, 2024. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

Franklin S&P 500 Index Fund	III

Performance review

For the six months ended March 31, 2024, Class A shares of Franklin S&P 500 Index Fund returned 23.12%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned 23.48% for the same period.

Performance Snapshot as of March 31, 2024 (unaudited)
6 months
Franklin S&P 500 Index Fund:
Class A	23.12%
Class D	23.23%
S&P 500 Index	23.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 31, 2024, the gross total annual fund operating expense ratios for Class A and Class D shares were 0.61% and 0.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class A shares and 0.34% for Class D shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

IV	Franklin S&P 500 Index Fund

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2024

RISKS: Stock prices are subject to market fluctuations. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust for relative weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund’s expenses. The Fund’s performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as futures and options on securities or securities indexes and options on futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

Franklin S&P 500 Index Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2024 and September 30, 2023 and does not include derivatives, such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2023 and held for the six months ended March 31, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	23.12%	$1,000.00	$1,231.20	0.54%	$3.01	Class A	5.00%	$1,000.00	$1,022.30	0.54%	$2.73
Class D	23.23	1,000.00	1,232.30	0.34	1.90	Class D	5.00	1,000.00	1,023.30	0.34	1.72

2	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

[1]	For the six months ended March 31, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.2%
Communication Services — 8.8%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	78,143	$1,375,317
Verizon Communications Inc.	45,914	1,926,551
Total Diversified Telecommunication Services		3,301,868
Entertainment — 1.3%
Electronic Arts Inc.	2,631	349,055
Live Nation Entertainment Inc.	1,642	173,674	*
Netflix Inc.	4,734	2,875,100	*
Take-Two Interactive Software Inc.	1,705	253,175	*
Walt Disney Co.	20,092	2,458,457
Warner Bros. Discovery Inc.	23,883	208,499	*
Total Entertainment		6,317,960
Interactive Media & Services — 6.0%
Alphabet Inc., Class A Shares	64,427	9,723,967	*
Alphabet Inc., Class C Shares	53,942	8,213,209	*
Match Group Inc.	3,010	109,203	*
Meta Platforms Inc., Class A Shares	24,049	11,677,713
Total Interactive Media & Services		29,724,092
Media — 0.6%
Charter Communications Inc., Class A Shares	1,090	316,787	*
Comcast Corp., Class A Shares	43,230	1,874,021
Fox Corp., Class A Shares	2,452	76,674
Fox Corp., Class B Shares	1,499	42,901
Interpublic Group of Cos. Inc.	4,137	134,990
News Corp., Class A Shares	4,240	111,003
News Corp., Class B Shares	1,272	34,420
Omnicom Group Inc.	2,114	204,551
Paramount Global, Class B Shares	5,202	61,228
Total Media		2,856,575
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	5,689	928,559
Total Communication Services		43,129,054
Consumer Discretionary — 10.2%
Automobile Components — 0.1%
Aptiv PLC	3,002	239,109	*
BorgWarner Inc.	2,485	86,329
Total Automobile Components		325,438
Automobiles — 1.3%
Ford Motor Co.	42,351	562,421

See Notes to Financial Statements.

4	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Automobiles — continued
General Motors Co.	12,817	$581,251
Tesla Inc.	30,309	5,328,019	*
Total Automobiles		6,471,691
Broadline Retail — 3.8%
Amazon.com Inc.	99,926	18,024,652	*
eBay Inc.	5,806	306,441
Etsy Inc.	1,313	90,229	*
Total Broadline Retail		18,421,322
Distributors — 0.1%
Genuine Parts Co.	1,590	246,339
LKQ Corp.	2,925	156,224
Pool Corp.	418	168,663
Total Distributors		571,226
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A Shares	4,795	790,983	*
Booking Holdings Inc.	383	1,389,478
Caesars Entertainment Inc.	2,299	100,558	*
Carnival Corp.	10,818	176,766	*
Chipotle Mexican Grill Inc.	301	874,938	*
Darden Restaurants Inc.	1,272	212,615
Domino’s Pizza Inc.	375	186,330
Expedia Group Inc.	1,454	200,289	*
Hilton Worldwide Holdings Inc.	2,766	590,015
Las Vegas Sands Corp.	3,989	206,231
Marriott International Inc., Class A Shares	2,734	689,816
McDonald’s Corp.	7,922	2,233,608
MGM Resorts International	2,913	137,523	*
Norwegian Cruise Line Holdings Ltd.	4,388	91,841	*
Royal Caribbean Cruises Ltd.	2,539	352,946	*
Starbucks Corp.	12,303	1,124,371
Wynn Resorts Ltd.	999	102,128
Yum! Brands Inc.	3,103	430,231
Total Hotels, Restaurants & Leisure		9,890,667
Household Durables — 0.4%
DR Horton Inc.	3,245	533,965
Garmin Ltd.	1,647	245,189
Lennar Corp., Class A Shares	2,695	463,486
Mohawk Industries Inc.	564	73,822	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Household Durables — continued
NVR Inc.	35	$283,498	*
PulteGroup Inc.	2,323	280,200
Total Household Durables		1,880,160
Leisure Products — 0.0%††
Hasbro Inc.	1,332	75,285
Specialty Retail — 2.0%
AutoZone Inc.	190	598,813	*
Bath & Body Works Inc.	2,441	122,099
Best Buy Co. Inc.	2,032	166,685
CarMax Inc.	1,686	146,867	*
Home Depot Inc.	10,891	4,177,788
Lowe’s Cos. Inc.	6,307	1,606,582
O’Reilly Automotive Inc.	654	738,288	*
Ross Stores Inc.	3,649	535,527
TJX Cos. Inc.	12,489	1,266,634
Tractor Supply Co.	1,162	304,119
Ulta Beauty Inc.	525	274,512	*
Total Specialty Retail		9,937,914
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.	284	267,318	*
Lululemon Athletica Inc.	1,268	495,344	*
NIKE Inc., Class B Shares	13,388	1,258,205
Ralph Lauren Corp.	395	74,165
Tapestry Inc.	2,388	113,382
VF Corp.	3,335	51,159
Total Textiles, Apparel & Luxury Goods		2,259,573
Total Consumer Discretionary		49,833,276
Consumer Staples — 5.9%
Beverages — 1.4%
Brown-Forman Corp., Class B Shares	2,021	104,324
Coca-Cola Co.	42,478	2,598,804
Constellation Brands Inc., Class A Shares	1,743	473,677
Keurig Dr Pepper Inc.	11,576	355,036
Molson Coors Beverage Co., Class B Shares	2,179	146,538
Monster Beverage Corp.	7,960	471,869	*
PepsiCo Inc.	15,020	2,628,650
Total Beverages		6,778,898
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,849	3,552,523
Dollar General Corp.	2,436	380,162

See Notes to Financial Statements.

6	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Consumer Staples Distribution & Retail — continued
Dollar Tree Inc.	2,275	$302,916	*
Kroger Co.	7,122	406,880
Sysco Corp.	5,454	442,756
Target Corp.	5,074	899,164
Walgreens Boots Alliance Inc.	7,794	169,052
Walmart Inc.	46,696	2,809,698
Total Consumer Staples Distribution & Retail		8,963,151
Food Products — 0.8%
Archer-Daniels-Midland Co.	5,744	360,781
Bunge Global SA	1,594	163,417
Campbell Soup Co.	2,134	94,856
Conagra Brands Inc.	5,245	155,462
General Mills Inc.	6,204	434,094
Hershey Co.	1,677	326,176
Hormel Foods Corp.	3,064	106,903
JM Smucker Co.	1,145	144,121
Kellanova	2,846	163,047
Kraft Heinz Co.	8,584	316,750
Lamb Weston Holdings Inc.	1,549	165,015
McCormick & Co. Inc., Non Voting Shares	2,669	205,006
Mondelez International Inc., Class A Shares	14,642	1,024,940
Tyson Foods Inc., Class A Shares	3,031	178,011
Total Food Products		3,838,579
Household Products — 1.2%
Church & Dwight Co. Inc.	2,652	276,630
Clorox Co.	1,320	202,105
Colgate-Palmolive Co.	9,052	815,133
Kimberly-Clark Corp.	3,649	471,998
Procter & Gamble Co.	25,740	4,176,315
Total Household Products		5,942,181
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	2,503	385,837
Kenvue Inc.	18,584	398,813
Total Personal Care Products		784,650
Tobacco — 0.5%
Altria Group Inc.	19,401	846,271
Philip Morris International Inc.	16,977	1,555,433
Total Tobacco		2,401,704
Total Consumer Staples		28,709,163

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Energy — 3.9%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	10,859	$363,777
Halliburton Co.	9,949	392,190
Schlumberger NV	15,698	860,407
Total Energy Equipment & Services		1,616,374
Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	3,411	117,270
Chevron Corp.	18,948	2,988,858
ConocoPhillips	12,914	1,643,694
Coterra Energy Inc.	8,027	223,793
Devon Energy Corp.	6,900	346,242
Diamondback Energy Inc.	1,926	381,675
EOG Resources Inc.	6,412	819,710
EQT Corp.	4,431	164,257
Exxon Mobil Corp.	43,376	5,042,026
Hess Corp.	2,979	454,715
Kinder Morgan Inc.	20,809	381,637
Marathon Oil Corp.	6,372	180,582
Marathon Petroleum Corp.	3,991	804,186
Occidental Petroleum Corp.	7,110	462,079
ONEOK Inc.	6,483	519,742
Phillips 66	4,740	774,232
Pioneer Natural Resources Co.	2,576	676,200
Targa Resources Corp.	2,401	268,888
Valero Energy Corp.	3,739	638,210
Williams Cos. Inc.	13,537	527,537
Total Oil, Gas & Consumable Fuels		17,415,533
Total Energy		19,031,907
Financials — 12.9%
Banks — 3.3%
Bank of America Corp.	75,311	2,855,793
Citigroup Inc.	20,872	1,319,945
Citizens Financial Group Inc.	5,059	183,591
Comerica Inc.	1,324	72,807
Fifth Third Bancorp	7,346	273,345
Huntington Bancshares Inc.	15,699	219,001
JPMorgan Chase & Co.	31,561	6,321,668
KeyCorp	10,263	162,258
M&T Bank Corp.	1,809	263,101
PNC Financial Services Group Inc.	4,396	710,394

See Notes to Financial Statements.

8	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Regions Financial Corp.	10,129	$213,114
Truist Financial Corp.	14,834	578,229
US Bancorp	17,146	766,426
Wells Fargo & Co.	39,360	2,281,306
Total Banks		16,220,978
Capital Markets — 2.8%
Ameriprise Financial Inc.	1,089	477,461
Bank of New York Mellon Corp.	8,303	478,419
BlackRock Inc.	1,530	1,275,561
Blackstone Inc.	7,903	1,038,217
Cboe Global Markets Inc.	1,205	221,395
Charles Schwab Corp.	16,295	1,178,780
CME Group Inc.	3,948	849,965
FactSet Research Systems Inc.	411	186,754
Franklin Resources Inc.	3,633	102,124	(a)
Goldman Sachs Group Inc.	3,561	1,487,394
Intercontinental Exchange Inc.	6,283	863,473
Invesco Ltd.	4,679	77,625
MarketAxess Holdings Inc.	399	87,481
Moody’s Corp.	1,736	682,300
Morgan Stanley	13,602	1,280,764
MSCI Inc.	851	476,943
Nasdaq Inc.	3,665	231,261
Northern Trust Corp.	2,263	201,226
Raymond James Financial Inc.	2,124	272,764
S&P Global Inc.	3,525	1,499,711
State Street Corp.	3,333	257,708
T. Rowe Price Group Inc.	2,535	309,067
Total Capital Markets		13,536,393
Consumer Finance — 0.5%
American Express Co.	6,270	1,427,616
Capital One Financial Corp.	4,221	628,465
Discover Financial Services	2,682	351,583
Synchrony Financial	4,438	191,367
Total Consumer Finance		2,599,031
Financial Services — 4.2%
Berkshire Hathaway Inc., Class B Shares	19,868	8,354,891	*
Corpay Inc.	771	237,884	*
Fidelity National Information Services Inc.	6,383	473,491
Fiserv Inc.	6,564	1,049,059	*

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Financial Services — continued
Global Payments Inc.	2,802	$374,515
Jack Henry & Associates Inc.	769	133,598
Mastercard Inc., Class A Shares	9,009	4,338,464
PayPal Holdings Inc.	11,661	781,171	*
Visa Inc., Class A Shares	17,273	4,820,549
Total Financial Services		20,563,622
Insurance — 2.1%
Aflac Inc.	5,727	491,720
Allstate Corp.	2,919	505,016
American International Group Inc.	7,782	608,319
Aon PLC, Class A Shares	2,211	737,855
Arch Capital Group Ltd.	4,065	375,769	*
Arthur J Gallagher & Co.	2,385	596,345
Assurant Inc.	560	105,414
Brown & Brown Inc.	2,570	224,978
Chubb Ltd.	4,451	1,153,388
Cincinnati Financial Corp.	1,672	207,612
Everest Group Ltd.	475	188,813
Globe Life Inc.	887	103,220
Hartford Financial Services Group Inc.	3,242	334,088
Loews Corp.	1,991	155,875
Marsh & McLennan Cos. Inc.	5,378	1,107,760
MetLife Inc.	6,743	499,724
Principal Financial Group Inc.	2,328	200,930
Progressive Corp.	6,374	1,318,271
Prudential Financial Inc.	4,023	472,300
Travelers Cos. Inc.	2,468	567,986
Willis Towers Watson PLC	1,113	306,075
WR Berkley Corp.	2,336	206,596
Total Insurance		10,468,054
Total Financials		63,388,078
Health Care — 12.2%
Biotechnology — 1.9%
AbbVie Inc.	19,302	3,514,894
Amgen Inc.	5,853	1,664,125
Biogen Inc.	1,562	336,814	*
Gilead Sciences Inc.	13,676	1,001,767
Incyte Corp.	1,973	112,402	*
Moderna Inc.	3,571	380,526	*

See Notes to Financial Statements.

10	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Biotechnology — continued
Regeneron Pharmaceuticals Inc.	1,154	$1,110,713	*
Vertex Pharmaceuticals Inc.	2,826	1,181,296	*
Total Biotechnology		9,302,537
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	18,997	2,159,199
Align Technology Inc.	776	254,466	*
Baxter International Inc.	5,487	234,514
Becton Dickinson & Co.	3,190	789,365
Boston Scientific Corp.	16,033	1,098,100	*
Cooper Cos. Inc.	2,157	218,849
DENTSPLY SIRONA Inc.	2,394	79,457
Dexcom Inc.	4,158	576,715	*
Edwards Lifesciences Corp.	6,709	641,112	*
GE HealthCare Technologies Inc.	4,472	406,550
Hologic Inc.	2,632	205,191	*
IDEXX Laboratories Inc.	897	484,317	*
Insulet Corp.	742	127,179	*
Intuitive Surgical Inc.	3,867	1,543,281	*
Medtronic PLC	14,585	1,271,083
ResMed Inc.	1,596	316,056
STERIS PLC	1,060	238,309
Stryker Corp.	3,705	1,325,908
Teleflex Inc.	506	114,442
Zimmer Biomet Holdings Inc.	2,254	297,483
Total Health Care Equipment & Supplies		12,381,576
Health Care Providers & Services — 2.6%
Cardinal Health Inc.	2,656	297,206
Cencora Inc.	1,840	447,102
Centene Corp.	5,762	452,202	*
Cigna Group	3,202	1,162,934
CVS Health Corp.	13,817	1,102,044
DaVita Inc.	573	79,103	*
Elevance Health Inc.	2,571	1,333,166
HCA Healthcare Inc.	2,142	714,421
Henry Schein Inc.	1,420	107,238	*
Humana Inc.	1,327	460,098
Laboratory Corp. of America Holdings	910	198,799
McKesson Corp.	1,429	767,159
Molina Healthcare Inc.	636	261,288	*
Quest Diagnostics Inc.	1,203	160,131

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc.	10,109	$5,000,922
Universal Health Services Inc., Class B Shares	632	115,315
Total Health Care Providers & Services		12,659,128
Life Sciences Tools & Services — 1.4%
Agilent Technologies Inc.	3,258	474,072
Bio-Rad Laboratories Inc., Class A Shares	222	76,783	*
Bio-Techne Corp.	1,747	122,971
Charles River Laboratories International Inc.	537	145,500	*
Danaher Corp.	7,211	1,800,731
Illumina Inc.	1,721	236,328	*
IQVIA Holdings Inc.	1,970	498,193	*
Mettler-Toledo International Inc.	231	307,528	*
Revvity Inc.	1,306	137,130
Thermo Fisher Scientific Inc.	4,236	2,462,005
Waters Corp.	651	224,094	*
West Pharmaceutical Services Inc.	829	328,044
Total Life Sciences Tools & Services		6,813,379
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	22,311	1,209,926
Catalent Inc.	1,876	105,900	*
Eli Lilly & Co.	8,714	6,779,143
Johnson & Johnson	26,282	4,157,550
Merck & Co. Inc.	27,659	3,649,605
Pfizer Inc.	61,931	1,718,585
Viatris Inc.	12,802	152,856
Zoetis Inc.	5,044	853,495
Total Pharmaceuticals		18,627,060
Total Health Care		59,783,680
Industrials — 8.6%
Aerospace & Defense — 1.5%
Axon Enterprise Inc.	751	234,973	*
Boeing Co.	6,281	1,212,170	*
General Dynamics Corp.	2,494	704,530
Howmet Aerospace Inc.	4,233	289,664
Huntington Ingalls Industries Inc.	427	124,458
L3Harris Technologies Inc.	2,054	437,708
Lockheed Martin Corp.	2,374	1,079,861
Northrop Grumman Corp.	1,561	747,188
RTX Corp.	14,475	1,411,747

See Notes to Financial Statements.

12	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Aerospace & Defense — continued
Textron Inc.	2,110	$202,412
TransDigm Group Inc.	608	748,813
Total Aerospace & Defense		7,193,524
Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	1,221	92,967
Expeditors International of Washington Inc.	1,580	192,080
FedEx Corp.	2,489	721,163
United Parcel Service Inc., Class B Shares	7,941	1,180,271
Total Air Freight & Logistics		2,186,481
Building Products — 0.5%
Allegion PLC	972	130,938
AO Smith Corp.	1,316	117,729
Builders FirstSource Inc.	1,327	276,746	*
Carrier Global Corp.	9,027	524,740
Johnson Controls International PLC	7,391	482,780
Masco Corp.	2,390	188,523
Trane Technologies PLC	2,515	755,003
Total Building Products		2,476,459
Commercial Services & Supplies — 0.6%
Cintas Corp.	934	641,686
Copart Inc.	9,679	560,608	*
Republic Services Inc.	2,201	421,360
Rollins Inc.	3,016	139,550
Veralto Corp.	2,403	213,050
Waste Management Inc.	4,016	856,010
Total Commercial Services & Supplies		2,832,264
Construction & Engineering — 0.1%
Quanta Services Inc.	1,566	406,847
Electrical Equipment — 0.6%
AMETEK Inc.	2,484	454,324
Eaton Corp. PLC	4,368	1,365,786
Emerson Electric Co.	6,283	712,618
Generac Holdings Inc.	645	81,360	*
Hubbell Inc.	572	237,409
Rockwell Automation Inc.	1,248	363,580
Total Electrical Equipment		3,215,077
Ground Transportation — 1.1%
CSX Corp.	21,718	805,086
J.B. Hunt Transport Services Inc.	877	174,742
Norfolk Southern Corp.	2,500	637,175

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Ground Transportation — continued
Old Dominion Freight Line Inc.	1,988	$435,989
Uber Technologies Inc.	22,517	1,733,584	*
Union Pacific Corp.	6,671	1,640,599
Total Ground Transportation		5,427,175
Industrial Conglomerates — 0.8%
3M Co.	6,104	647,451
General Electric Co.	11,887	2,086,525
Honeywell International Inc.	7,200	1,477,800
Total Industrial Conglomerates		4,211,776
Machinery — 1.8%
Caterpillar Inc.	5,574	2,042,481
Cummins Inc.	1,584	466,726
Deere & Co.	2,858	1,173,895
Dover Corp.	1,491	264,190
Fortive Corp.	3,938	338,747
IDEX Corp.	822	200,584
Illinois Tool Works Inc.	2,947	790,769
Ingersoll Rand Inc.	4,359	413,887
Nordson Corp.	595	163,351
Otis Worldwide Corp.	4,412	437,979
PACCAR Inc.	5,767	714,474
Parker-Hannifin Corp.	1,414	785,887
Pentair PLC	1,745	149,093
Snap-on Inc.	561	166,179
Stanley Black & Decker Inc.	1,633	159,920
Westinghouse Air Brake Technologies Corp.	2,011	292,962
Xylem Inc.	2,604	336,541
Total Machinery		8,897,665
Passenger Airlines — 0.2%
American Airlines Group Inc.	7,227	110,935	*
Delta Air Lines Inc.	6,939	332,170
Southwest Airlines Co.	6,258	182,671
United Airlines Holdings Inc.	3,590	171,889	*
Total Passenger Airlines		797,665
Professional Services — 0.7%
Automatic Data Processing Inc.	4,491	1,121,582
Broadridge Financial Solutions Inc.	1,283	262,835
Dayforce Inc.	1,725	114,212	*
Equifax Inc.	1,334	356,872
Jacobs Solutions Inc.	1,357	208,612

See Notes to Financial Statements.

14	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Professional Services — continued
Leidos Holdings Inc.	1,487	$194,931
Paychex Inc.	3,577	439,256
Paycom Software Inc.	518	103,087
Robert Half Inc.	1,177	93,312
Verisk Analytics Inc.	1,563	368,446
Total Professional Services		3,263,145
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,383	492,384
United Rentals Inc.	726	523,526
W.W. Grainger Inc.	476	484,235
Total Trading Companies & Distributors		1,500,145
Total Industrials		42,408,223
Information Technology — 29.0%
Communications Equipment — 0.8%
Arista Networks Inc.	2,768	802,665	*
Cisco Systems Inc.	44,298	2,210,913
F5 Inc.	629	119,252	*
Juniper Networks Inc.	3,456	128,080
Motorola Solutions Inc.	1,835	651,388
Total Communications Equipment		3,912,298
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A Shares	6,585	759,580
CDW Corp.	1,458	372,927
Corning Inc.	8,353	275,315
Jabil Inc.	1,377	184,449
Keysight Technologies Inc.	1,920	300,250	*
TE Connectivity Ltd.	3,355	487,280
Teledyne Technologies Inc.	507	217,665	*
Trimble Inc.	2,862	184,198	*
Zebra Technologies Corp., Class A Shares	564	170,012	*
Total Electronic Equipment, Instruments & Components		2,951,676
IT Services — 1.1%
Accenture PLC, Class A Shares	6,853	2,375,318
Akamai Technologies Inc.	1,605	174,560	*
Cognizant Technology Solutions Corp., Class A Shares	5,420	397,232
EPAM Systems Inc.	622	171,772	*
Gartner Inc.	847	403,739	*
International Business Machines Corp.	9,981	1,905,972
VeriSign Inc.	969	183,635	*
Total IT Services		5,612,228

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices Inc.	17,670	$3,189,258	*
Analog Devices Inc.	5,452	1,078,351
Applied Materials Inc.	9,085	1,873,600
Broadcom Inc.	4,808	6,372,571
Enphase Energy Inc.	1,461	176,752	*
First Solar Inc.	1,130	190,744	*
Intel Corp.	46,236	2,042,244
KLA Corp.	1,487	1,038,774
Lam Research Corp.	1,437	1,396,146
Microchip Technology Inc.	5,827	522,740
Micron Technology Inc.	12,077	1,423,758
Monolithic Power Systems Inc.	516	349,549
NVIDIA Corp.	26,998	24,394,313
NXP Semiconductors NV	2,850	706,145
ON Semiconductor Corp.	4,640	341,272	*
Qorvo Inc.	1,070	122,868	*
QUALCOMM Inc.	12,197	2,064,952
Skyworks Solutions Inc.	1,842	199,525
Teradyne Inc.	1,611	181,769
Texas Instruments Inc.	9,935	1,730,776
Total Semiconductors & Semiconductor Equipment		49,396,107
Software — 10.5%
Adobe Inc.	4,944	2,494,742	*
ANSYS Inc.	946	328,413	*
Autodesk Inc.	2,364	615,633	*
Cadence Design Systems Inc.	2,981	927,926	*
Fair Isaac Corp.	276	344,892	*
Fortinet Inc.	6,910	472,022	*
Gen Digital Inc.	6,248	139,955
Intuit Inc.	3,065	1,992,250
Microsoft Corp.	81,210	34,166,671
Oracle Corp.	17,429	2,189,257
Palo Alto Networks Inc.	3,454	981,385	*
PTC Inc.	1,274	240,710	*
Roper Technologies Inc.	1,177	660,109
Salesforce Inc.	10,585	3,187,990
ServiceNow Inc.	2,244	1,710,826	*
Synopsys Inc.	1,670	954,405	*
Tyler Technologies Inc.	447	189,979	*
Total Software		51,597,165

See Notes to Financial Statements.

16	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	158,655	$27,206,160
Hewlett Packard Enterprise Co.	14,683	260,330
HP Inc.	9,438	285,216
NetApp Inc.	2,267	237,967
Seagate Technology Holdings PLC	2,084	193,916
Super Micro Computer Inc.	539	544,406	*
Western Digital Corp.	3,563	243,139	*
Total Technology Hardware, Storage & Peripherals		28,971,134
Total Information Technology		142,440,608
Materials — 2.3%
Chemicals — 1.5%
Air Products & Chemicals Inc.	2,459	595,742
Albemarle Corp.	1,234	162,567
Celanese Corp.	1,095	188,187
CF Industries Holdings Inc.	2,083	173,326
Corteva Inc.	7,828	451,441
Dow Inc.	7,857	455,156
DuPont de Nemours Inc.	4,621	354,292
Eastman Chemical Co.	1,317	131,990
Ecolab Inc.	2,804	647,443
FMC Corp.	1,321	84,148
International Flavors & Fragrances Inc.	2,894	248,855
Linde PLC	5,295	2,458,574
LyondellBasell Industries NV, Class A Shares	2,793	285,668
Mosaic Co.	3,620	117,505
PPG Industries Inc.	2,543	368,481
Sherwin-Williams Co.	2,584	897,501
Total Chemicals		7,620,876
Construction Materials — 0.2%
Martin Marietta Materials Inc.	670	411,340
Vulcan Materials Co.	1,430	390,275
Total Construction Materials		801,615
Containers & Packaging — 0.2%
Amcor PLC	15,152	144,096
Avery Dennison Corp.	859	191,772
Ball Corp.	3,392	228,485
International Paper Co.	3,772	147,183
Packaging Corp. of America	975	185,036
Westrock Co.	2,696	133,317
Total Containers & Packaging		1,029,889

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	15,845	$745,032
Newmont Corp.	12,381	443,735
Nucor Corp.	2,649	524,237
Steel Dynamics Inc.	1,620	240,133
Total Metals & Mining		1,953,137
Total Materials		11,405,517
Real Estate — 2.2%
Health Care REITs — 0.2%
Healthpeak Properties Inc.	8,034	150,637
Ventas Inc.	4,329	188,485
Welltower Inc.	6,124	572,227
Total Health Care REITs		911,349
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	7,544	156,010
Industrial REITs — 0.2%
Prologis Inc.	10,091	1,314,050
Office REITs — 0.1%
Alexandria Real Estate Equities Inc.	1,784	229,976
Boston Properties Inc.	1,591	103,908
Total Office REITs		333,884
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	3,276	318,558	*
CoStar Group Inc.	4,407	425,716	*
Total Real Estate Management & Development		744,274
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,547	287,061
Camden Property Trust	1,156	113,750
Equity Residential	3,714	234,391
Essex Property Trust Inc.	699	171,122
Invitation Homes Inc.	6,577	234,207
Mid-America Apartment Communities Inc.	1,258	165,528
UDR Inc.	3,213	120,198
Total Residential REITs		1,326,257
Retail REITs — 0.3%
Federal Realty Investment Trust	814	83,126
Kimco Realty Corp.	7,654	150,095
Realty Income Corp.	9,258	500,858
Regency Centers Corp.	1,813	109,795
Simon Property Group Inc.	3,612	565,242
Total Retail REITs		1,409,116

See Notes to Financial Statements.

18	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Specialized REITs — 1.0%
American Tower Corp.	5,099	$1,007,511
Crown Castle Inc.	4,826	510,736
Digital Realty Trust Inc.	3,262	469,859
Equinix Inc.	1,028	848,439
Extra Space Storage Inc.	2,287	336,189
Iron Mountain Inc.	3,183	255,308
Public Storage	1,759	510,216
SBA Communications Corp.	1,166	252,672
VICI Properties Inc.	11,076	329,954
Weyerhaeuser Co.	8,262	296,688
Total Specialized REITs		4,817,572
Total Real Estate		11,012,512
Utilities — 2.2%
Electric Utilities — 1.5%
Alliant Energy Corp.	2,668	134,467
American Electric Power Co. Inc.	5,850	503,685
Constellation Energy Corp.	3,458	639,211
Duke Energy Corp.	8,451	817,296
Edison International	4,324	305,837
Entergy Corp.	2,263	239,154
Evergy Inc.	2,548	136,012
Eversource Energy	3,767	225,154
Exelon Corp.	11,150	418,905
FirstEnergy Corp.	5,567	214,998
NextEra Energy Inc.	22,476	1,436,441
NRG Energy Inc.	2,437	164,961
PG&E Corp.	22,916	384,072
Pinnacle West Capital Corp.	1,271	94,982
PPL Corp.	8,014	220,625
Southern Co.	11,955	857,652
Xcel Energy Inc.	5,922	318,307
Total Electric Utilities		7,111,759
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,596	189,717
Independent Power and Renewable Electricity Producers — 0.0%††
AES Corp.	7,355	131,875
Multi-Utilities — 0.6%
Ameren Corp.	2,812	207,975
CenterPoint Energy Inc.	6,783	193,248
CMS Energy Corp.	3,161	190,735

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2024

Franklin S&P 500 Index Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Multi-Utilities — continued
Consolidated Edison Inc.		3,865	$350,981
Dominion Energy Inc.		9,070	446,153
DTE Energy Co.		2,201	246,820
NiSource Inc.		4,595	127,098
Public Service Enterprise Group Inc.		5,373	358,809
Sempra		6,963	500,152
WEC Energy Group Inc.		3,419	280,768
Total Multi-Utilities			2,902,739
Water Utilities — 0.1%
American Water Works Co. Inc.		2,092	255,663
Total Utilities			10,591,753
Total Investments before Short-Term Investments (Cost — $160,583,546)			481,733,771

	Rate
Short-Term Investments — 1.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $8,463,010)	5.216%	8,463,010	8,463,010	(b)
Total Investments — 99.9% (Cost — $169,046,556)			490,196,781
Other Assets in Excess of Liabilities — 0.1%			455,247
Total Net Assets — 100.0%			$490,652,028

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	35	6/24	$9,186,465	$9,289,875	$103,410

See Notes to Financial Statements.

20	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $168,974,962)	$490,094,657
Investments in affiliated securities, at value (Cost — $71,594)	102,124
Cash	114,533
Receivable for Fund shares sold	375,858
Dividends receivable from unaffiliated investments	336,231
Deposits with brokers for open futures contracts	319,777
Receivable from brokers — net variation margin on open futures contracts	69,682
Receivable for securities sold	4,245
Dividends receivable from affiliated investments	1,126
Prepaid expenses	21,885
Total Assets	491,440,118

Liabilities:
Payable for Fund shares repurchased	483,133
Investment management fee payable	91,085
Service and/or distribution fees payable	74,970
Transfer agent fees payable	50,347
Trustees’ fees payable	5,123
Accrued expenses	83,432
Total Liabilities	788,090
Total Net Assets	$490,652,028

Net Assets:
Par value (Note 7)	$120
Paid-in capital in excess of par value	170,807,524
Total distributable earnings (loss)	319,844,384
Total Net Assets	$490,652,028

Net Assets:
Class A	$453,381,782
Class D	$37,270,246

Shares Outstanding:
Class A	11,123,150
Class D	904,992

Net Asset Value:
Class A	$40.76
Class D	$41.18

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	21

Statement of operations (unaudited)

For the Six Months Ended March 31, 2024

Investment Income:
Dividends from unaffiliated investments	$3,391,762
Dividends from affiliated investments	2,015
Interest	10,172
Less: Foreign taxes withheld	(832)
Total Investment Income	3,403,117

Expenses:
Investment management fee (Note 2)	524,942
Service and/or distribution fees (Notes 2 and 5)	387,269
Transfer agent fees (Notes 2 and 5)	128,709
Fund accounting fees	34,625
Standard & Poor’s license fees	20,998
Registration fees	19,912
Audit and tax fees	19,745
Legal fees	17,166
Trustees’ fees	12,965
Shareholder reports	7,101
Commitment fees (Note 9)	1,655
Insurance	1,240
Custody fees	989
Interest expense	423
Miscellaneous expenses	2,944
Total Expenses	1,180,683
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(79,070)
Net Expenses	1,101,613
Net Investment Income	2,301,504

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	316,827
Futures contracts	1,605,599
Net Realized Gain	1,922,426
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	83,834,475
Investments in affiliated securities	10,920
Futures contracts	168,920
Change in Net Unrealized Appreciation (Depreciation)	84,014,315
Net Gain on Investments and Futures Contracts	85,936,741
Increase in Net Assets From Operations	$88,238,245

See Notes to Financial Statements.

22	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2024 (unaudited) and the Year Ended September 30, 2023	2024	2023

Operations:
Net investment income	$2,301,504	$3,924,000
Net realized gain (loss)	1,922,426	(417,357)
Change in net unrealized appreciation (depreciation)	84,014,315	56,266,906
Increase in Net Assets From Operations	88,238,245	59,773,549

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(4,100,009)	(12,266,498)
Decrease in Net Assets From Distributions to Shareholders	(4,100,009)	(12,266,498)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	64,289,929	56,564,785
Reinvestment of distributions	4,071,812	12,188,993
Cost of shares repurchased	(24,078,388)	(39,832,914)
Increase in Net Assets From Fund Share Transactions	44,283,353	28,920,864
Increase in Net Assets	128,421,589	76,427,915

Net Assets:
Beginning of period	362,230,439	285,802,524
End of period	$490,652,028	$362,230,439

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	23

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$33.43	$28.74	$35.94	$29.50	$27.21	$27.71

Income (loss) from operations:
Net investment income	0.20	0.37	0.31	0.29	0.36	0.37
Net realized and unrealized gain (loss)	7.49	5.53	(5.58)	8.02	3.47	0.48
Total income (loss) from operations	7.69	5.90	(5.27)	8.31	3.83	0.85

Less distributions from:
Net investment income	(0.36)	(0.33)	(0.26)	(0.35)	(0.40)	(0.34)
Net realized gains	—	(0.88)	(1.67)	(1.52)	(1.14)	(1.01)
Total distributions	(0.36)	(1.21)	(1.93)	(1.87)	(1.54)	(1.35)

Net asset value, end of period	$40.76	$33.43	$28.74	$35.94	$29.50	$27.21
Total return[3]	23.12%	20.99%	(15.77)%	29.24%	14.55%	3.64%

Net assets, end of period (millions)	$453	$333	$260	$318	$263	$254

Ratios to average net assets:
Gross expenses	0.58%[4]	0.61%	0.61%	0.59%	0.61%	0.61%
Net expenses[5,6]	0.54 [4]	0.54	0.57	0.59	0.59	0.59
Net investment income	1.08 [4]	1.15	0.91	0.86	1.31	1.43

Portfolio turnover rate	1%	3%	9%	3%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

See Notes to Financial Statements.

24	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$33.79	$29.05	$36.30	$29.77	$27.44	$27.94

Income (loss) from operations:
Net investment income	0.24	0.44	0.39	0.36	0.41	0.42
Net realized and unrealized gain (loss)	7.57	5.58	(5.65)	8.10	3.51	0.48
Total income (loss) from operations	7.81	6.02	(5.26)	8.46	3.92	0.90

Less distributions from:
Net investment income	(0.42)	(0.40)	(0.32)	(0.41)	(0.45)	(0.39)
Net realized gains	—	(0.88)	(1.67)	(1.52)	(1.14)	(1.01)
Total distributions	(0.42)	(1.28)	(1.99)	(1.93)	(1.59)	(1.40)

Net asset value, end of period	$41.18	$33.79	$29.05	$36.30	$29.77	$27.44
Total return[3]	23.23%	21.23%	(15.60)%	29.52%	14.78%	3.83%

Net assets, end of period (000s)	$37,270	$29,248	$25,890	$29,592	$23,555	$19,833

Ratios to average net assets:
Gross expenses	0.38%[4]	0.42%	0.43%	0.40%	0.43%	0.43%
Net expenses[5,6]	0.34 [4]	0.34	0.37	0.39	0.39	0.39
Net investment income	1.28 [4]	1.35	1.11	1.06	1.51	1.63

Portfolio turnover rate	1%	3%	9%	3%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2024 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

26	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$481,733,771	—	—	$481,733,771
Short-Term Investments†	8,463,010	—	—	8,463,010
Total Investments	$490,196,781	—	—	$490,196,781
Other Financial Instruments:
Futures Contracts††	$103,410	—	—	$103,410
Total	$490,300,191	—	—	$490,300,191

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

28	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2024, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected

30	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Trustees’ consent.

During the six months ended March 31, 2024, fees waived and/or expenses reimbursed amounted to $79,070.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $13,724 was earned by Investor Services.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

32	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

3. Investments

During the six months ended March 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$39,961,670
Sales	2,020,051

At March 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$169,046,556	$327,192,066	$(6,041,841)	$321,150,225
Futures contracts	—	103,410	—	103,410

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2024.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$103,410

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,605,599

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$168,920

During the six months ended March 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$7,242,366

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$387,269	$118,019
Class D	—	10,690
Total	$387,269	$128,709

For the six months ended March 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$72,264
Class D	6,806
Total	$79,070

6. Distributions to shareholders by class

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Investment Income:
Class A	$3,735,308	$3,046,883
Class D	364,701	348,399
Total	$4,100,009	$3,395,282

34	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
Net Realized Gains:
Class A	—	$8,099,420
Class D	—	771,796
Total	—	$8,871,216

7. Shares of beneficial interest

At March 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,674,913	$61,732,652	1,663,292	$54,316,370
Shares issued on reinvestment	101,509	3,707,111	367,734	11,068,798
Shares repurchased	(614,488)	(22,660,557)	(1,112,016)	(35,548,097)
Net increase	1,161,934	$42,779,206	919,010	$29,837,071

Class D
Shares sold	67,725	$2,557,277	69,242	$2,248,415
Shares issued on reinvestment	9,889	364,701	36,861	1,120,195
Shares repurchased	(38,105)	(1,417,831)	(131,805)	(4,284,817)
Net increase (decrease)	39,509	$1,504,147	(25,702)	$(916,207)

8. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin

Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2024:

	Affiliate Value at September 30,	Purchased		Sold
	2023	Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$69,635	$21,569	800	—	—

Franklin S&P 500 Index Fund 2024 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Franklin Resources Inc.	—	$2,015	$10,920	$102,124

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2024.

36	Franklin S&P 500 Index Fund 2024 Semi-Annual Report

Franklin

S&P 500 Index Fund

Trustees

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Chair

Thomas F. Schlafly

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC**

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Franklin S&P 500 Index Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin S&P 500 Index Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX010131 5/24 SR24-4866

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2024